Condensed Consolidating Financial Information (Tables)	6 Months Ended	12 Months Ended
	Apr. 30, 2013	Oct. 31, 2012
Quiksilver, Inc. [Member]
Condensed Consolidated Statement of Operations

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

Second Quarter Ended April 30, 2013

In thousands	Quiksilver, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenues, net	$116	$190,265	$290,111	$(21,744)	$458,748
Cost of goods sold	—	117,488	144,071	(13,947)	247,612

Gross profit	116	72,777	146,040	(7,797)	211,136
Selling, general and administrative expense	11,753	72,999	141,282	(7,830)	218,204
Asset impairments	—	4,988	344	—	5,332

Operating (loss)/income	(11,637)	(5,210)	4,414	33	(12,400)
Interest expense	7,269	1,386	6,634	—	15,289
Foreign currency (gain)/loss	(28)	198	(2,788)	—	(2,618)
Equity in earnings and other income	13,517	(483)	—	(13,034)	—

(Loss)/income before provision for income taxes	(32,395)	(6,311)	568	13,067	(25,071)
Provision for income taxes	—	1,654	5,493	—	7,147

Net loss	(32,395)	(7,965)	(4,925)	13,067	(32,218)
Less: net income attributable to non-controlling interest	—	—	(177)	—	(177)

Net loss attributable to Quiksilver, Inc.	(32,395)	(7,965)	(5,102)	13,067	(32,395)
Other comprehensive loss	(16,723)	—	(16,723)	16,723	(16,723)

Comprehensive loss attributable to Quiksilver, Inc.	$(49,118)	$(7,965)	$(21,825)	$29,790	$(49,118)

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

Second Quarter Ended April 30, 2012

In thousands	Quiksilver, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenues, net	$120	$185,686	$328,589	$(22,182)	$492,213
Cost of goods sold	—	109,044	155,662	(14,642)	250,064

Gross profit	120	76,642	172,927	(7,540)	242,149
Selling, general and administrative expense	12,869	74,934	144,422	(8,215)	224,010
Asset impairments	—	415	—	—	415

Operating (loss)/income	(12,749)	1,293	28,505	675	17,724
Interest expense	7,239	1,391	6,955	—	15,585
Foreign currency loss/(gain)	13	212	(834)	—	(609)
Equity in earnings and other income	(14,881)	482	—	14,399	—

(Loss)/income before provision for income taxes	(5,120)	(792)	22,384	(13,724)	2,748
Provision for income taxes	—	216	6,939	—	7,155

Net (loss)/income	(5,120)	(1,008)	15,445	(13,724)	(4,407)
Less: net income attributable to non-controlling interest	—	—	(713)	—	(713)

Net (loss)/income attributable to Quiksilver, Inc.	(5,120)	(1,008)	14,732	(13,724)	(5,120)
Other comprehensive loss	(1,271)	—	(1,271)	1,271	(1,271)

Comprehensive (loss)/income attributable to Quiksilver, Inc.	$(6,391)	$(1,008)	$13,461	$(12,453)	$(6,391)

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

First Half Ended April 30, 2013

In thousands	Quiksilver, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenues, net	$232	$356,011	$587,455	$(53,932)	$889,766
Cost of goods sold	—	221,220	277,756	(40,053)	458,923

Gross profit	232	134,791	309,699	(13,879)	430,843
Selling, general and administrative expense	27,728	147,187	283,436	(14,888)	443,463
Asset impairments	—	6,323	2,177	—	8,500

Operating (loss)/income	(27,496)	(18,719)	24,086	1,009	(21,120)
Interest expense	14,538	2,854	13,404	—	30,796
Foreign currency loss	126	363	66	—	555
Equity in earnings and other income	21,364	(687)	—	(20,677)	—

(Loss)/income before provision for income taxes	(63,524)	(21,249)	10,616	21,686	(52,471)
Provision for income taxes	—	467	9,904	—	10,371

Net (loss)/income	(63,524)	(21,716)	712	21,686	(62,842)
Less: net income attributable to non-controlling interest	—	—	(682)	—	(682)

Net (loss)/income attributable to Quiksilver, Inc.	(63,524)	(21,716)	30	21,686	(63,524)
Other comprehensive loss	(8,613)	—	(8,613)	8,613	(8,613)

Comprehensive loss attributable to Quiksilver, Inc.	$(72,137)	$(21,716)	$(8,583)	$30,299	$(72,137)

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

First Half Ended April 30, 2012

In thousands	Quiksilver, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenues, net	$236	$357,063	$633,616	$(49,081)	$941,834
Cost of goods sold	—	214,250	291,845	(34,360)	471,735

Gross profit	236	142,813	341,771	(14,721)	470,099
Selling, general and administrative expense	29,785	152,431	287,467	(15,258)	454,425
Asset impairments	—	415	—	—	415

Operating (loss)/income	(29,549)	(10,033)	54,304	537	15,259
Interest expense	14,479	2,685	13,466	—	30,630
Foreign currency (gain)/loss	(113)	9	(2,355)	—	(2,459)
Equity in earnings and other income	(16,190)	1,733	—	14,457	—

(Loss)/income before provision for income taxes	(27,725)	(14,460)	43,193	(13,920)	(12,912)
Provision for income taxes	—	432	11,973	—	12,405

Net (loss)/income	(27,725)	(14,892)	31,220	(13,920)	(25,317)
Less: net income attributable to non-controlling interest	—	—	(2,408)	—	(2,408)

Net (loss)/income attributable to Quiksilver, Inc.	(27,725)	(14,892)	28,812	(13,920)	(27,725)
Other comprehensive loss	(21,031)	—	(21,031)	21,031	(21,031)

Comprehensive (loss)/income attributable to Quiksilver, Inc.	$(48,756)	$(14,892)	$7,781	$7,111	$(48,756)

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

Year Ended October 31, 2012

In thousands	Quiksilver, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenues, net	$469	$854,754	$1,262,757	$(104,741)	$2,013,239
Cost of goods sold	—	505,420	602,115	(74,642)	1,032,893

Gross profit	469	349,334	660,642	(30,099)	980,346
Selling, general and administrative expense	56,983	311,886	577,868	(30,593)	916,144
Asset impairments	—	5,162	2,072	—	7,234

Operating (loss)/income	(56,514)	32,286	80,702	494	56,968
Interest expense	28,987	5,351	26,485	—	60,823
Foreign currency gain	(173)	(35)	(1,461)	—	(1,669)
Equity in earnings	(74,572)	4,674	—	69,898	—

(Loss)/income before provision for income taxes	(10,756)	22,296	55,678	(69,404)	(2,186)
Provision for income taxes	—	1,144	6,413	—	7,557

Net (loss)/income	(10,756)	21,152	49,265	(69,404)	(9,743)
Less: net income attributable to non-controlling interest	—	—	(1,013)	—	(1,013)

Net (loss)/income attributable to Quiksilver, Inc.	(10,756)	21,152	48,252	(69,404)	(10,756)

Other Comprehensive Loss	(29,715)	—	(29,715)	29,715	(29,715)

Comprehensive (loss)/income attributable to Quiksilver, Inc.	$(40,471)	$21,152	$18,537	$(39,689)	$(40,471)

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

Year Ended October 31, 2011

In thousands	Quiksilver, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenues, net	$464	$736,110	$1,270,320	$(53,833)	$1,953,061
Cost of goods sold	—	399,493	554,593	(24,859)	929,227

Gross profit	464	336,617	715,727	(28,974)	1,023,834
Selling, general and administrative expense	43,045	311,840	566,703	(25,639)	895,949
Asset impairments	—	3,399	82,974	—	86,373

Operating (loss)/income	(42,581)	21,378	66,050	(3,335)	41,512
Interest expense	28,871	3,785	41,152	—	73,808
Foreign currency loss/(gain)	30	(40)	(101)	—	(111)
Equity in earnings	(50,224)	(836)	—	51,060	—

(Loss)/income before provision/(benefit) for income taxes	(21,258)	18,469	24,999	(54,395)	(32,185)
Provision/(benefit) for income taxes	—	165	(14,480)	—	(14,315)

Net (loss)/income	(21,258)	18,304	39,479	(54,395)	(17,870)
Less: net income attributable to non-controlling interest	—	—	(3,388)	—	(3,388)
Net (loss)/income attributable to Quiksilver, Inc.	(21,258)	18,304	36,091	(54,395)	(21,258)
Other comprehensive income	2,445	—	2,445	(2,445)	2,445

Comprehensive (loss)/income attributable to Quiksilver, Inc.	$(18,813)	$18,304	$38,536	$(56,840)	$(18,813)

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

Year Ended October 31, 2010

In thousands	Quiksilver, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenues, net	$376	$683,767	$1,195,536	$(42,059)	$1,837,620
Cost of goods sold	—	373,740	511,777	(15,145)	870,372

Gross profit	376	310,027	683,759	(26,914)	967,248
Selling, general and administrative expense	36,867	283,347	537,153	(25,301)	832,066
Asset impairments	—	7,585	4,072	—	11,657

Operating (loss)/income	(36,491)	19,095	142,534	(1,613)	123,525
Interest expense, net	28,721	55,070	30,318	—	114,109
Foreign currency gain	(285)	(124)	(5,508)	—	(5,917)
Equity in earnings and other (income)/expense	(50,399)	(1,482)	—	51,881	—

(Loss)/income before (benefit)/provision for income taxes	(14,528)	(34,369)	117,724	(53,494)	15,333
(Benefit)/provision for income taxes	(4,844)	522	27,755	—	23,433

(Loss)/income from continuing operations	(9,684)	(34,891)	89,969	(53,494)	(8,100)
Income from discontinued operations	—	1,485	345	—	1,830

Net (loss)/income	(9,684)	(33,406)	90,314	(53,494)	(6,270)
Less: net income attributable to non-controlling interest	—	—	(3,414)	—	(3,414)

Net (loss)/income attributable to Quiksilver, Inc.	(9,684)	(33,406)	86,900	(53,494)	(9,684)
Other comprehensive income	18,286	—	18,286	(18,286)	18,286

Comprehensive income/(loss) attributable to Quiksilver, Inc.	$8,602	$(33,406)	$105,186	$(71,780)	$8,602

Condensed Consolidating Balance Sheet

CONDENSED CONSOLIDATING BALANCE SHEET

At April 30, 2013

In thousands	Quiksilver, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$108	$694	$47,091	$—	$47,893
Trade accounts receivable, net	—	127,762	247,574	—	375,336
Other receivables	19	8,526	23,388	—	31,933
Income taxes receivable	—	—	4,917	(4,917)	—
Inventories	—	131,136	234,160	1,008	366,304
Deferred income taxes, short-term	—	5,209	20,487	—	25,696
Prepaid expenses and other current assets	4,594	9,910	18,953	—	33,457
Intercompany balances	—	108,623	52,777	(161,400)	—

Total current assets	4,721	391,860	649,347	(165,309)	880,619
Fixed assets, net	19,454	57,774	155,727	—	232,955
Intangible assets, net	3,752	47,171	87,826	—	138,749
Goodwill	—	112,216	160,548	—	272,764
Other assets	1,902	1,982	39,875	—	43,759
Deferred income taxes, long-term	—	—	137,941	(23,550)	114,391
Investment in subsidiaries	1,066,560	6,986	—	(1,073,546)	—

Total assets	$1,096,389	$617,989	$1,231,264	$(1,262,405)	$1,683,237

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$2,756	$85,025	$97,789	$—	$185,570
Accrued liabilities	6,049	22,658	73,773	—	102,480
Long-term debt, current portion	—	6,094	38,740	—	44,834
Income taxes payable	—	5,368	—	(4,917)	451
Intercompany balances	161,400	—	—	(161,400)	—

Total current liabilities	170,205	119,145	210,302	(166,317)	333,335
Long-term debt, net of current portion	400,000	76,000	293,108	—	769,108
Deferred income taxes, long-term	—	23,550	—	(23,550)	—
Other long-term liabilities	—	23,987	10,971	—	34,958

Total liabilities	570,205	242,682	514,381	(189,867)	1,137,401
Stockholders’/invested equity	526,184	375,307	697,231	(1,072,538)	526,184
Non-controlling interest	—	—	19,652	—	19,652

Total liabilities and equity	$1,096,389	$617,989	$1,231,264	$(1,262,405)	$1,683,237

CONDENSED CONSOLIDATING BALANCE SHEET

At October 31, 2012

In thousands	Quiksilver, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$324	$135	$41,364	$—	$41,823
Trade accounts receivable, net	—	181,945	251,798	—	433,743
Other receivables	20	6,158	26,640	—	32,818
Income taxes receivable	—	117	—	(117)	—
Inventories	—	107,722	237,465	(441)	344,746
Deferred income taxes	—	5,209	21,159	—	26,368
Prepaid expenses and other current assets	2,277	9,548	14,546	—	26,371
Intercompany balances	—	95,809	23,025	(118,834)	—

Total current assets	2,621	406,643	615,997	(119,392)	905,869
Fixed assets, net	18,802	64,496	155,015	—	238,313
Intangible assets, net	3,228	47,746	88,475	—	139,449
Goodwill	—	112,216	160,951	—	273,167
Other assets	2,753	2,677	42,359	—	47,789
Deferred income taxes long-term	—	—	137,203	(23,550)	113,653
Investment in subsidiaries	1,087,924	5,028	—	(1,092,952)	—

Total assets	$1,115,328	$638,806	$1,200,000	$(1,235,894)	$1,718,240

LIABILITIES AND EQUITY
Current liabilities:
Lines of credit	$—	$—	$18,147	$—	$18,147
Accounts payable	6,995	95,355	101,222	—	203,572
Accrued liabilities	6,189	28,343	80,359	—	114,891
Current portion of long-term debt	—	8,594	10,053	—	18,647
Income taxes payable	—	—	1,476	(117)	1,359
Intercompany balances	118,834	—	—	(118,834)	—

Total current liabilities	132,018	132,292	211,257	(118,951)	356,616
Long-term debt, net of current portion	400,000	60,700	260,475	—	721,175
Deferred income taxes long-term	—	23,550	—	(23,550)	—
Other long-term liabilities	—	25,241	12,972	—	38,213

Total liabilities	532,018	241,783	484,704	(142,501)	1,116,004
Stockholders’/invested equity	583,310	397,023	696,370	(1,093,393)	583,310
Non-controlling interest	—	—	18,926	—	18,926

Total liabilities and equity	$1,115,328	$638,806	$1,200,000	$(1,235,894)	$1,718,240

CONDENSED CONSOLIDATING BALANCE SHEET

At October 31, 2012

In thousands	Quiksilver, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$324	$135	$41,364	$—	$41,823
Trade accounts receivable, net	—	181,945	251,798	—	433,743
Other receivables	20	6,158	26,640	—	32,818
Inventories	—	107,722	237,465	(441)	344,746
Deferred income taxes	—	5,209	21,159	—	26,368
Prepaid expenses and other current assets	2,277	9,548	14,546	—	26,371

Total current assets	2,621	310,717	592,972	(441)	905,869
Fixed assets, net	18,802	64,496	155,015	—	238,313
Intangible assets, net	3,228	47,746	88,475	—	139,449
Goodwill	—	112,216	160,951	—	273,167
Other assets	2,753	2,677	42,359	—	47,789
Deferred income taxes long-term	—	(23,550)	137,203	—	113,653
Investment in subsidiaries	1,087,924	5,028	—	(1,092,952)	—

Total assets	$1,115,328	$519,330	$1,176,975	$(1,093,393)	$1,718,240

LIABILITIES AND EQUITY
Current liabilities:
Lines of credit	$—	$—	$18,147	$—	$18,147
Accounts payable	6,995	95,355	101,222	—	203,572
Accrued liabilities	6,189	28,343	80,359	—	114,891
Current portion of long-term debt	—	8,594	10,053	—	18,647
Income taxes payable	—	(117)	1,476	—	1,359
Intercompany balances	118,834	(95,809)	(23,025)	—	—

Total current liabilities	132,018	36,366	188,232	—	356,616
Long-term debt, net of current portion	400,000	60,700	260,475	—	721,175
Other long-term liabilities	—	25,241	12,972	—	38,213

Total liabilities	532,018	122,307	461,679	—	1,116,004
Stockholders’/invested equity	583,310	397,023	696,370	(1,093,393)	583,310
Non-controlling interest	—	—	18,926	—	18,926

Total liabilities and equity	$1,115,328	$519,330	$1,176,975	$(1,093,393)	$1,718,240

CONDENSED CONSOLIDATING BALANCE SHEET

At October 31, 2011

In thousands	Quiksilver, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$17	$1,331	$108,405	$—	$109,753
Trade accounts receivable, net	—	150,782	246,307	—	397,089
Other receivables	122	5,918	17,150	—	23,190
Income taxes receivable	—	21,338	(17,073)	—	4,265
Inventories	—	115,456	234,266	(1,965)	347,757
Deferred income taxes	—	(1,182)	33,990	—	32,808
Prepaid expenses and other current assets	2,378	8,525	14,526	—	25,429

Total current assets	2,517	302,168	637,571	(1,965)	940,291
Fixed assets, net	17,602	64,943	155,562	—	238,107
Intangible assets, net	3,007	48,743	86,393	—	138,143
Goodwill	—	112,216	156,373	—	268,589
Other assets	4,457	3,936	47,421	—	55,814
Deferred income taxes long-term	—	(16,682)	139,961	—	123,279
Investment in subsidiaries	1,084,745	8,929	—	(1,093,674)	—

Total assets	$1,112,328	$524,253	$1,223,281	$(1,095,639)	$1,764,223

LIABILITIES AND EQUITY
Current liabilities:
Lines of credit	$—	$—	$18,335	$—	$18,335
Accounts payable	2,510	88,280	112,233	—	203,023
Accrued liabilities	6,673	30,088	96,183	—	132,944
Current portion of long-term debt	—	3,000	1,628	—	4,628
Intercompany balances	93,047	(34,611)	(58,436)	—	—

Total current liabilities	102,230	86,757	169,943	—	358,930
Long-term debt, net of current portion	400,000	36,542	288,181	—	724,723
Other long-term liabilities	—	41,219	16,729	—	57,948

Total liabilities	502,230	164,518	474,853	—	1,141,601
Stockholders’/invested equity	610,098	359,735	735,904	(1,095,639)	610,098
Non-controlling interest	—	—	12,524	—	12,524

Total liabilities and equity	$1,112,328	$524,253	$1,223,281	$(1,095,639)	$1,764,223

Condensed Consolidated Statement of Cash Flows

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

First Half Ended April 30, 2013

In thousands	Quiksilver, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net (loss)/income	$(63,524)	$(21,716)	$712	$21,686	$(62,842)
Adjustments to reconcile net (loss)/income to net cash (used in)/provided by operating activities:
Depreciation and amortization	1,124	9,014	14,889	—	25,027
Stock-based compensation	11,223	—	—	—	11,223
Provision for doubtful accounts	—	(1,056)	4,584	—	3,528
Asset impairments	—	6,323	2,177	—	8,500
Equity in earnings	21,364	(687)	1,058	(20,677)	1,058
Non-cash interest expense	785	675	378	—	1,838
Deferred income taxes	—	—	184	—	184
Other adjustments to reconcile net (loss)/income	126	(17)	(377)	—	(268)
Changes in operating assets and liabilities:
Trade accounts receivable	—	55,239	1,346	—	56,585
Inventories	—	(23,280)	2,186	(1,009)	(22,103)
Other operating assets and liabilities	(582)	(20,416)	(20,126)	—	(41,124)

Net cash (used in)/provided by operating activities	(29,484)	4,079	7,011	—	(18,394)
Cash flows from investing activities:
Capital expenditures	(3,971)	(7,601)	(17,072)	—	(28,644)

Net cash used in investing activities	(3,971)	(7,601)	(17,072)	—	(28,644)
Cash flows from financing activities:
Borrowings on lines of credit	—	—	6,157	—	6,157
Payments on lines of credit	—	—	(8,860)	—	(8,860)
Borrowings on long-term debt	—	49,000	54,134	—	103,134
Payments on long-term debt	—	(36,200)	(9,502)	—	(45,702)
Stock option exercises and employee stock purchases	3,832	—	—	—	3,832
Intercompany	29,407	(8,719)	(20,688)	—	—

Net cash provided by financing activities	33,239	4,081	21,241	—	58,561
Effect of exchange rate changes on cash	—	—	(5,453)	—	(5,453)

Net (decrease)/increase in cash and cash equivalents	(216)	559	5,727	—	6,070
Cash and cash equivalents, beginning of period	324	135	41,364	—	41,823

Cash and cash equivalents, end of period	$108	$694	$47,091	$—	$47,893

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

First Half Ended April 30, 2012

In thousands	Quiksilver, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net (loss)/income	$(27,725)	$(14,892)	$31,220	$(13,920)	$(25,317)
Adjustments to reconcile net (loss)/income to net cash (used in)/provided by operating activities:
Depreciation and amortization	1,138	9,082	16,905	—	27,125
Stock-based compensation	12,400	—	—	—	12,400
Provision for doubtful accounts	—	(1,416)	1,835	—	419
Asset impairments	—	415	—	—	415
Equity in earnings	(16,190)	1,733	501	14,457	501
Non-cash interest expense	732	888	344	—	1,964
Deferred income taxes	—	—	9,295	—	9,295
Other adjustments to reconcile net (loss)/income	(138)	12	(586)	—	(712)
Changes in operating assets and liabilities:
Trade accounts receivable	—	25,895	(8,184)	—	17,711
Inventories	—	(14,290)	(3,695)	(537)	(18,522)
Other operating assets and liabilities	(1,825)	(11,645)	(29,491)	—	(42,961)

Net cash (used in)/provided by operating activities	(31,608)	(4,218)	18,144	—	(17,682)
Cash flows from investing activities:
Capital expenditures	(1,559)	(14,094)	(18,676)	—	(34,329)
Business acquisitions, net of cash acquired	—	—	(9,117)	—	(9,117)

Net cash used in investing activities	(1,559)	(14,094)	(27,793)	—	(43,446)
Cash flows from financing activities:
Borrowings on lines of credit	—	—	8,464	—	8,464
Payments on lines of credit	—	—	(12,326)	—	(12,326)
Borrowings on long-term debt	—	62,500	29,477	—	91,977
Payments on long-term debt	—	(35,256)	(12,100)	—	(47,356)
Stock option exercises and employee stock purchases	779	—	—	—	779
Intercompany	32,394	(8,330)	(24,064)	—	—

Net cash provided by/(used in) financing activities	33,173	18,914	(10,549)	—	41,538
Effect of exchange rate changes on cash	—	—	(10,986)	—	(10,986)

Net increase/(decrease) in cash and cash equivalents	6	602	(31,184)	—	(30,576)
Cash and cash equivalents, beginning of period	17	1,331	108,405	—	109,753

Cash and cash equivalents, end of period	$23	$1,933	$77,221	$—	$79,177

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

Year Ended October 31, 2012

In thousands	Quiksilver, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net (loss)/income	$(10,756)	$21,152	$49,265	$(69,404)	$(9,743)
Adjustments to reconcile net (loss)/income to net cash (used in)/provided by operating activities:
Depreciation and amortization	2,088	18,002	33,142	—	53,232
Stock-based compensation	22,552	—	—	—	22,552
Provision for doubtful accounts	—	(1,642)	6,236	—	4,594
Asset impairments	—	5,162	2,072	—	7,234
Equity in earnings	(74,572)	4,674	282	69,898	282
Non-cash interest expense	1,490	1,506	689	—	3,685
Deferred income taxes	—	474	(9,056)	—	(8,582)
Other adjustments to reconcile net (loss)/income	(443)	36	(6,092)	—	(6,499)
Changes in operating assets and liabilities:
Trade accounts receivable	—	(29,521)	(23,884)	—	(53,405)
Inventories	—	7,195	(11,679)	(494)	(4,978)
Other operating assets and liabilities	10,255	2,233	(34,399)	—	(21,911)

Net cash (used in)/provided by operating activities	(49,386)	29,271	6,576	—	(13,539)
Cash flows from investing activities:
Proceeds from the sale of properties and equipment	—	45	8,153	—	8,198
Capital expenditures	(4,388)	(22,580)	(39,113)	—	(66,081)
Business acquisitions, net of cash acquired	—	—	(9,117)	—	(9,117)

Net cash used in investing activities	(4,388)	(22,535)	(40,077)	—	(67,000)
Cash flows from financing activities:
Transactions with non-controlling interest owners	—	(11,000)	—	—	(11,000)
Borrowings on lines of credit	—	—	15,139	—	15,139
Payments on lines of credit	—	—	(12,641)	—	(12,641)
Borrowings on long-term debt	—	93,500	46,535	—	140,035
Payments on long-term debt	—	(70,800)	(42,041)	—	(112,841)
Stock option exercises and employee stock purchases	2,241	—	—	—	2,241
Intercompany	51,840	(19,632)	(32,208)	—	—

Net cash provided by/(used in) financing activities	54,081	(7,932)	(25,216)	—	20,933
Effect of exchange rate changes on cash	—	—	(8,324)	—	(8,324)

Net increase/(decrease) in cash and cash equivalents	307	(1,196)	(67,041)	—	(67,930)
Cash and cash equivalents, beginning of period	17	1,331	108,405	—	109,753

Cash and cash equivalents, end of period	$324	$135	$41,364	—	$41,823

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

Year Ended October 31, 2011

In thousands	Quiksilver, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net (loss)/income	$(21,258)	$18,304	$39,479	$(54,395)	$(17,870)
Adjustments to reconcile net (loss)/income to net cash (used in)/provided by operating activities:
Depreciation and amortization	1,735	20,445	33,079	—	55,259
Stock-based compensation	14,414	—	—	—	14,414
Provision for doubtful accounts	—	1,363	7,369	—	8,732
Asset impairments	—	3,399	82,974	—	86,373
Equity in earnings	(50,224)	(994)	(197)	51,060	(355)
Non-cash interest expense	1,387	1,808	15,917	—	19,112
Deferred income taxes	—	3,703	(31,951)	—	(28,248)
Other adjustments to reconcile net (loss)/income	72	481	(6,219)	—	(5,666)
Changes in operating assets and liabilities:
Trade accounts receivable	—	(22,106)	(11,879)	—	(33,985)
Inventories	—	(23,322)	(50,719)	3,335	(70,706)
Other operating assets and liabilities	1,090	(4,275)	30,274	—	27,089

Net cash (used in)/provided by operating activities	(52,784)	(1,194)	108,127	—	54,149
Cash flows from investing activities:
Proceeds from the sale of properties and equipment	—	15	12,531	—	12,546
Capital expenditures	(12,570)	(34,624)	(42,396)	—	(89,590)
Business acquisitions, net of cash acquired	—	(528)	(5,050)	—	(5,578)

Net cash used in investing activities	(12,570)	(35,137)	(34,915)	—	(82,622)
Cash flows from financing activities:
Borrowings on lines of credit	—	—	30,070	—	30,070
Payments on lines of credit	—	—	(35,303)	—	(35,303)
Borrowings on long-term debt	—	44,500	270,830	—	315,330
Payments on long-term debt	—	(25,524)	(259,152)	—	(284,676)
Payments of debt issuance costs	—	—	(6,391)	—	(6,391)
Stock option exercises and employee stock purchases	4,129	—	—	—	4,129
Intercompany	61,078	(20,486)	(40,592)	—	—

Net cash provided by/(used in) financing activities	65,207	(1,510)	(40,538)	—	23,159
Effect of exchange rate changes on cash	—	—	(5,526)	—	(5,526)

Net (decrease)/increase in cash and cash equivalents	(147)	(37,841)	27,148	—	(10,840)
Cash and cash equivalents, beginning of period	164	39,172	81,257	—	120,593

Cash and cash equivalents, end of period	$17	$1,331	$108,405	—	$109,753

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

Year Ended October 31, 2010

In thousands	Quiksilver, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net (loss)/income	$(9,684)	$(33,406)	$90,314	$(53,494)	$(6,270)
Adjustments to reconcile net (loss)/income to net cash (used in)/provided by operating activities:
Income from discontinued operations	—	(1,485)	(345)	—	(1,830)
Depreciation and amortization	1,519	21,494	30,848	—	53,861
Stock-based compensation	12,831	—	—	—	12,831
Provision for doubtful accounts	—	4,360	10,947	—	15,307
Equity in earnings	(50,399)	(1,482)	(524)	51,881	(524)
Asset impairments	—	8,403	3,254	—	11,657
Non-cash interest expense	1,292	42,740	12,663	—	56,695
Deferred taxes	—	(5,652)	13,681	—	8,029
Other adjustments to reconcile net (loss)/income	(195)	(1,455)	(1,892)	—	(3,542)
Changes in operating assets and liabilities:
Trade accounts receivable	—	15,735	24,111	—	39,846
Inventories	—	(5,075)	7,967	1,613	4,505
Other operating assets and liabilities	16,733	7,960	(15,561)	—	9,132

Cash (used in)/provided by operating activities of continuing operations	(27,903)	52,137	175,463	—	199,697
Cash provided by operating activities of discontinued operations	—	1,507	2,278	—	3,785

Net cash (used in)/provided by operating activities	(27,903)	53,644	177,741	—	203,482
Cash flows from investing activities:
Proceeds from the sale of properties and equipment	34	4,519	109	—	4,662
Capital expenditures	(4,194)	(10,730)	(32,873)	—	(47,797)
Changes in restricted cash	—	—	52,706	—	52,706

Net cash (used in)/provided by investing activities	(4,160)	(6,211)	19,942	—	9,571
Cash flows from financing activities:
Borrowings on lines of credit	—	—	16,581	—	16,581
Payments on lines of credit	—	—	(27,021)	—	(27,021)
Borrowings on long-term debt	—	42,735	16,618	—	59,353
Payments on long-term debt	—	(51,489)	(169,077)	—	(220,566)
Payments of debt and equity issuance costs	(7,750)	—	(1,823)	—	(9,573)
Proceeds from stock option exercises	3,639	—	—	—	3,639
Transactions with non-controlling interests owners	—	(1,542)	(3,632)	—	(5,174)
Intercompany	36,017	900	(36,917)	—	—

Net cash provided by/(used in) financing activities	31,906	(9,396)	(205,271)	—	(182,761)
Effect of exchange rate changes on cash	—	—	(9,215)	—	(9,215)

Net (decrease)/increase in cash and cash equivalents	(157)	38,037	(16,803)	—	21,077
Cash and cash equivalents, beginning of period	321	1,135	98,060	—	99,516

Cash and cash equivalents, end of period	$164	$39,172	$81,257	—	$120,593

Quiksilver, Inc. and QS Wholesale, Inc. [Member]
Condensed Consolidated Statement of Operations

Condensed Consolidating Statement of Operations

Second Quarter Ended April 30, 2013

In thousands	Quiksilver, Inc.	QS Wholesale, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenues, net	$116	$105,393	$108,336	$290,111	$(45,208)	$458,748
Cost of goods sold	—	65,353	71,696	144,071	(33,508)	247,612

Gross profit	116	40,040	36,640	146,040	(11,700)	211,136
Selling, general and administrative expense	11,753	36,182	36,817	141,282	(7,830)	218,204
Asset impairments	—	1,646	3,342	344	—	5,332

Operating (loss)/income	(11,637)	2,212	(3,519)	4,414	(3,870)	(12,400)
Interest expense, net	7,269	1,440	(54)	6,634	—	15,289
Foreign currency (gain)/loss	(28)	73	125	(2,788)	—	(2,618)
Equity in earnings	13,094	(483)	—	—	(12,611)	—

(Loss)/income before provision for income taxes	(31,972)	1,182	(3,590)	568	8,741	(25,071)
Provision for income taxes	423	1,231	—	5,493	—	7,147

Net loss	(32,395)	(49)	(3,590)	(4,925)	8,741	(32,218)
Less: Net income attributable to non-controlling interest	—	—	—	(177)	—	(177)

Net loss attributable to Quiksilver, Inc.	(32,395)	(49)	(3,590)	(5,102)	8,741	(32,395)
Other comprehensive loss	(16,723)	—	—	(16,723)	16,723	(16,723)

Comprehensive loss attributable to Quiksilver, Inc.	$(49,118)	$(49)	$(3,590)	$(21,825)	$25,464	$(49,118)

Condensed Consolidating Statement of Operations

Second Quarter Ended April 30, 2012

In thousands	Quiksilver, Inc.	QS Wholesale, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenues, net	$120	$102,789	$109,272	$328,589	$(48,557)	$492,213
Cost of goods sold	—	64,425	65,796	155,662	(35,819)	250,064

Gross profit	120	38,364	43,476	172,927	(12,738)	242,149
Selling, general and administrative expense	12,869	35,782	39,152	144,422	(8,215)	224,010
Asset impairments	—	—	415	—	—	415

Operating (loss)/income	(12,749)	2,582	3,909	28,505	(4,523)	17,724
Interest expense, net	7,239	1,391	—	6,955	—	15,585
Foreign currency loss/(gain)	13	131	81	(834)	—	(609)
Equity in earnings	(14,881)	482	—	—	14,399	—

(Loss)/income before provision for income taxes	(5,120)	578	3,828	22,384	(18,922)	2,748
Provision for income taxes	—	216	—	6,939	—	7,155

Net (loss)/income	(5,120)	362	3,828	15,445	(18,922)	(4,407)
Less: Net income attributable to non-controlling interest	—	—	—	(713)	—	(713)

Net (loss)/income attributable to Quiksilver, Inc.	(5,120)	362	3,828	14,732	(18,922)	(5,120)
Other comprehensive loss	(1,271)	—	—	(1,271)	1,271	(1,271)

Comprehensive (loss)/income attributable to Quiksilver, Inc.	$(6,391)	$362	$3,828	$13,461	$(17,651)	$(6,391)

Condensed Consolidating Statement of Operations

First Half Ended April 30, 2013

In thousands	Quiksilver, Inc.	QS Wholesale, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenues, net	$232	$193,912	$222,717	$587,455	$(114,550)	$889,766
Cost of goods sold	—	117,959	159,945	277,756	(96,737)	458,923

Gross profit	232	75,953	62,772	309,699	(17,813)	430,843
Selling, general and administrative expense	27,728	72,129	75,058	283,436	(14,888)	443,463
Asset impairments	—	1,646	4,677	2,177	—	8,500

Operating (loss)/income	(27,496)	2,178	(16,963)	24,086	(2,925)	(21,120)
Interest expense, net	14,538	2,909	(55)	13,404	—	30,796
Foreign currency loss	126	86	277	66	—	555
Equity in earnings	20,941	(687)	—	—	(20,254)	—

(Loss)/income before provision for income taxes	(63,101)	(130)	(17,185)	10,616	17,329	(52,471)
Provision for income taxes	423	44	—	9,904	—	10,371

Net (loss)/income	(63,524)	(174)	(17,185)	712	17,329	(62,842)
Less: Net income attributable to non-controlling interest	—	—	—	(682)	—	(682)

Net (loss)/income attributable to Quiksilver, Inc	(63,524)	(174)	(17,185)	30	17,329	(63,524)
Other comprehensive loss	(8,613)	—	—	(8,613)	8,613	(8,613)

Comprehensive loss attributable to Quiksilver, Inc.	$(72,137)	$(174)	$(17,185)	$(8,583)	$25,942	$(72,137)

Condensed Consolidating Statement of Operations

First Half Ended April 30, 2012

In thousands	Quiksilver, Inc.	QS Wholesale, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenues, net	$236	$232,949	$226,151	$633,616	$(151,118)	$941,834
Cost of goods sold	—	146,286	150,591	291,845	(116,987)	471,735

Gross profit	236	86,663	75,560	341,771	(34,131)	470,099
Selling, general and administrative expense	29,785	73,689	78,742	287,467	(15,258)	454,425
Asset impairments	—	—	415	—	—	415

Operating (loss)/income	(29,549)	12,974	(3,597)	54,304	(18,873)	15,259
Interest expense, net	14,479	2,685	—	13,466	—	30,630
Foreign currency (gain)/loss	(113)	(124)	133	(2,355)	—	(2,459)
Equity in earnings	(16,190)	1,733	—	—	14,457	—

(Loss)/income before provision for income taxes	(27,725)	8,680	(3,730)	43,193	(33,330)	(12,912)
Provision for income taxes	—	432	—	11,973	—	12,405

Net (loss)/income	(27,725)	8,248	(3,730)	31,220	(33,330)	(25,317)
Less: Net income attributable to non-controlling interest	—	—	—	(2,408)	—	(2,408)

Net (loss)/income attributable to Quiksilver, Inc	(27,725)	8,248	(3,730)	28,812	(33,330)	(27,725)
Other comprehensive loss	(21,031)	—	—	(21,031)	21,031	(21,031)

Comprehensive (loss)/income attributable to Quiksilver, Inc.	$(48,756)	$8,248	$(3,730)	$7,781	$(12,299)	$(48,756)

Condensed Consolidating Statement of Operations

Year Ended October 31, 2012

In thousands	Quiksilver, Inc.	QS Wholesale, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenues, net	$469	$453,532	$573,826	$1,262,757	$(277,345)	$2,013,239
Cost of goods sold	—	275,179	373,016	602,115	(217,417)	1,032,893

Gross profit	469	178,353	200,810	660,642	(59,928)	980,346
Selling, general and administrative expense	56,983	147,684	164,202	577,868	(30,593)	916,144
Asset impairments	—	11	5,151	2,072	—	7,234

Operating (loss)/income	(56,514)	30,658	31,457	80,702	(29,335)	56,968
Interest expense, net	28,987	5,352	(1)	26,485	—	60,823
Foreign currency (gain)/loss	(173)	(148)	113	(1,461)	—	(1,669)
Equity in earnings	(74,572)	4,674	—	—	69,898	—

(Loss)/income before provision for income taxes	(10,756)	20,780	31,345	55,678	(99,233)	(2,186)
Provision for income taxes	—	1,144	—	6,413	—	7,557

Net (loss)/income	(10,756)	19,636	31,345	49,265	(99,233)	(9,743)
Less: Net income attributable to non-controlling interest	—	—	—	(1,013)	—	(1,013)

Net (loss)/income attributable to Quiksilver, Inc	(10,756)	19,636	31,345	48,252	(99,233)	(10,756)
Other comprehensive loss	(29,715)	—	—	(29,715)	29,715	(29,715)

Comprehensive (loss)/income attributable to Quiksilver, Inc.	$(40,471)	$19,636	$31,345	$18,537	$(69,518)	$(40,471)

Condensed Consolidating Statement of Operations

Year Ended October 31, 2011

In thousands	Quiksilver, Inc.	QS Wholesale, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenues, net	$464	$440,088	$479,559	$1,270,320	$(237,370)	$1,953,061
Cost of goods sold	—	268,361	291,972	554,593	(185,699)	929,227

Gross profit	464	171,727	187,587	715,727	(51,671)	1,023,834
Selling, general and administrative expense	43,045	139,530	172,310	566,703	(25,639)	895,949
Asset impairments	—	1,778	1,621	82,974	—	86,373

Operating (loss)/income	(42,581)	30,419	13,656	66,050	(26,032)	41,512
Interest expense, net	28,871	3,795	(10)	41,152	—	73,808
Foreign currency loss/(gain)	30	(229)	189	(101)	—	(111)
Equity in earnings	(50,224)	(836)	—	—	51,060	—

(Loss)/income before provision/(benefit) for income taxes	(21,258)	27,689	13,477	24,999	(77,092)	(32,185)
Provision/(benefit) for income taxes	—	165	—	(14,480)	—	(14,315)

Net (loss)/income	(21,258)	27,524	13,477	39,479	(77,092)	(17,870)
Less: Net income attributable to non-controlling interest	—	—	—	(3,388)	—	(3,388)

Net (loss)/income attributable to Quiksilver, Inc	(21,258)	27,524	13,477	36,091	(77,092)	(21,258)
Other comprehensive income	2,445	—	—	2,445	(2,445)	2,445

Comprehensive (loss)/income attributable to Quiksilver, Inc.	$(18,813)	$27,524	$13,477	$38,536	$(79,537)	$(18,813)

Condensed Consolidating Statement of Operations

Year Ended October 31, 2010

In thousands	Quiksilver, Inc.	QS Wholesale, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenues, net	$376	$418,623	$421,759	$1,195,536	$(198,674)	$1,837,620
Cost of goods sold	—	261,491	240,660	511,777	(143,556)	870,372

Gross profit	376	157,132	181,099	683,759	(55,118)	967,248
Selling, general and administrative expense	36,867	133,730	149,617	537,153	(29,817)	832,066
Asset impairments	—	667	6,918	4,072	—	11,657

Operating (loss)/income	(36,491)	22,735	24,564	142,534	(29,817)	123,525
Interest expense, net	28,721	55,070	—	30,318	—	114,109
Foreign currency gain	(285)	(113)	(11)	(5,508)	—	(5,917)
Equity in earnings and other (income)/expense	(50,399)	(1,482)	—	—	51,881	—

(Loss)/income before (benefit)/provision for income taxes	(14,528)	(30,740)	24,575	117,724	(81,698)	15,333
(Benefit)/provision for income taxes	(4,844)	522	—	27,755	—	23,433

(Loss)/income from continuing operations	(9,684)	(31,262)	24,575	89,969	(81,698)	(8,100)
Income from discontinued operations	—	—	1,485	345	—	1,830

Net (loss)/income	(9,684)	(31,262)	26,060	90,314	(81,698)	(6,270)
Less: Net income attributable to non-controlling interest	—	—	—	(3,414)	—	(3,414)

Net (loss) income attributable to Quiksilver, Inc	(9,684)	(31,262)	26,060	86,900	(81,698)	(9,684)
Other comprehensive income	18,286	—	—	18,286	(18,286)	18,286

Comprehensive income/(loss) attributable to Quiksilver, Inc.	$8,602	$(31,262)	$26,060	$105,186	$(99,984)	$8,602

Condensed Consolidating Balance Sheet

Condensed Consolidating Balance Sheet

April 30, 2013

In thousands	Quiksilver, Inc.	QS Wholesale, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$108	$2,186	$(1,492)	$47,091	$—	$47,893
Trade accounts receivable, net	—	82,867	44,895	247,574	—	375,336
Other receivables	19	2,925	5,601	23,388	—	31,933
Income taxes receivable	—	232	—	—	(232)	—
Inventories	—	46,391	103,330	234,160	(17,577)	366,304
Deferred income taxes	—	26,617	—	20,487	(21,408)	25,696
Prepaid expenses and other current assets	4,594	5,011	4,899	18,953	—	33,457
Intercompany balances	—	34,756	59,069	67,483	(161,308)	—

Total current assets	4,721	200,985	216,302	659,136	(200,525)	880,619
Fixed assets, net	19,454	35,349	22,425	155,727	—	232,955
Intangible assets, net	3,752	45,039	2,132	87,826	—	138,749
Goodwill	—	103,880	8,336	160,548	—	272,764
Other assets	1,902	1,396	586	39,875	—	43,759
Deferred income taxes long-term	20,387	—	—	139,240	(45,236)	114,391
Investment in subsidiaries	1,066,983	161,231	—	—	(1,228,214)	—

Total assets	$1,117,199	$547,880	$249,781	$1,242,352	$(1,473,975)	$1,683,237

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$2,756	$46,944	$38,081	$97,789	$—	$185,570
Accrued liabilities	6,049	13,345	9,313	73,773	—	102,480
Current portion of long-term debt	—	6,094	—	38,740	—	44,834
Income taxes payable	—	—	—	683	(232)	451
Deferred income taxes	20,902	—	506	—	(21,408)	—
Intercompany balances	161,308	—	—	—	(161,308)	—

Total current liabilities	191,015	66,383	47,900	210,985	(182,948)	333,335
Long-term debt	400,000	76,000	—	293,108	—	769,108
Deferred income taxes long-term	—	42,951	2,285	—	(45,236)	—
Other long-term liabilities	—	5,108	8,474	21,376	—	34,958

Total liabilities	591,015	190,442	58,659	525,469	(228,184)	1,137,401
Stockholders’/invested equity:	526,184	357,438	191,122	697,231	(1,245,791)	526,184
Non-controlling interest	—	—	—	19,652	—	19,652

Total liabilities and equity	$1,117,199	$547,880	$249,781	$1,242,352	$(1,473,975)	$1,683,237

Condensed Consolidating Balance Sheet

October 31, 2012

In thousands	Quiksilver, Inc.	QS Wholesale, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$324	$1,966	$(1,831)	$41,364	$—	$41,823
Trade accounts receivable, net	—	80,522	101,423	251,798	—	433,743
Other receivables	20	2,767	3,391	26,640	—	32,818
Income taxes receivable	—	117	—	—	(117)	—
Inventories	—	32,156	97,522	237,465	(22,397)	344,746
Deferred income taxes	—	26,617	—	21,159	(21,408)	26,368
Prepaid expenses and other current assets	2,277	4,463	5,085	14,546	—	26,371
Intercompany balances	—	40,248	45,565	32,506	(118,319)	—

Total current assets	2,621	188,856	251,155	625,478	(162,241)	905,869
Fixed assets, net	18,802	39,175	25,321	155,015	—	238,313
Intangible assets, net	3,228	45,547	2,199	88,475	—	139,449
Goodwill	—	103,880	8,336	160,951	—	273,167
Other assets	2,753	2,083	594	42,359	—	47,789
Deferred income taxes long-term	20,387	—	—	138,502	(45,236)	113,653
Investment in subsidiaries	1,087,924	159,273	—	—	(1,247,197)	—

Total assets	$1,135,715	$538,814	$287,605	$1,210,780	$(1,454,674)	$1,718,240

LIABILITIES AND EQUITY
Current liabilities:
Lines of credit	—	—	—	18,147	—	18,147
Accounts payable	6,995	39,542	55,813	101,222	—	203,572
Accrued liabilities	6,189	15,699	12,644	80,359	—	114,891
Current portion of long-term debt	—	8,594	—	10,053	—	18,647
Income taxes payable	—	—	—	1,476	(117)	1,359
Deferred income taxes	20,902	—	506	—	(21,408)	—
Intercompany balances	118,319	—	—	—	(118,319)	—

Total current liabilities	152,405	63,835	68,963	211,257	(139,844)	356,616
Long-term debt	400,000	60,700	—	260,475	—	721,175
Deferred income taxes long-term	—	42,951	2,285	—	(45,236)	—
Other long-term liabilities	—	5,413	9,048	23,752	—	38,213

Total liabilities	552,405	172,899	80,296	495,484	(185,080)	1,116,004
Stockholders’/invested equity:	583,310	365,915	207,309	696,370	(1,269,594)	583,310
Non-controlling interest	—	—	—	18,926	—	18,926

Total liabilities and equity	$1,135,715	$538,814	$287,605	$1,210,780	$(1,454,674)	$1,718,240

Condensed Consolidating Balance Sheet

October 31, 2012

In thousands	Quiksilver, Inc.	QS Wholesale, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$324	$1,966	$(1,831)	$41,364	$—	$41,823
Trade accounts receivable, net	—	80,522	101,423	251,798	—	433,743
Other receivables	20	2,767	3,391	26,640	—	32,818
Income taxes receivable	—	117	—	—	(117)	—
Inventories	—	32,156	97,522	237,465	(22,397)	344,746
Deferred income taxes	—	26,617	—	21,159	(21,408)	26,368
Prepaid expenses and other current assets	2,277	4,463	5,085	14,546	—	26,371
Intercompany balances		40,248	45,565	32,506	(118,319)	—

Total current assets	2,621	188,856	251,155	625,478	(162,241)	905,869
Fixed assets, net	18,802	39,175	25,321	155,015	—	238,313
Intangible assets, net	3,228	45,547	2,199	88,475	—	139,449
Goodwill	—	103,880	8,336	160,951	—	273,167
Other assets	2,753	2,083	594	42,359	—	47,789
Deferred income taxes long-term	20,387	—	—	138,502	(45,236)	113,653
Investment in subsidiaries	1,087,924	159,273		—	(1,247,197)	—

Total assets	$1,135,715	$538,814	$287,605	$1,210,780	$(1,454,674)	$1,718,240

LIABILITIES AND EQUITY
Current liabilities:
Lines of credit	—	—	—	18,147	—	18,147
Accounts payable	6,995	39,542	55,813	101,222	—	203,572
Accrued liabilities	6,189	15,699	12,644	80,359	—	114,891
Current portion of long-term debt	—	8,594	—	10,053	—	18,647
Income taxes payable		—	—	1,476	(117)	1,359
Deferred income taxes	20,902	—	506	—	(21,408)	0
Intercompany balances	118,319	—	—	—	(118,319)	—

Total current liabilities	152,405	63,835	68,963	211,257	(139,844)	356,616
Long-term debt	400,000	60,700	—	260,475	—	721,175
Deferred income taxes long-term	—	42,951	2,285	—	(45,236)	0
Other long-term liabilities	—	5,413	9,048	23,752	—	38,213

Total liabilities	552,405	172,899	80,296	495,484	(185,080)	1,116,004
Stockholders’/invested equity:	583,310	365,915	207,309	696,370	(1,269,594)	583,310
Non-controlling interest	—	—	—	18,926	—	18,926

Total liabilities and equity	$1,135,715	$538,814	$287,605	$1,210,780	$(1,454,674)	$1,718,240

Condensed Consolidating Balance Sheet

October 31, 2011

In thousands	Quiksilver, Inc.	QS Wholesale, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$17	$4,972	$(3,641)	$108,405	$—	$109,753
Trade accounts receivable, net	—	72,533	78,249	246,307	—	397,089
Other receivables	122	3,024	2,894	17,150	—	23,190
Income taxes receivable	—	390	—	3,875	—	4,265
Inventories	—	57,862	74,754	234,266	(19,125)	347,757
Deferred income taxes	—	15,111	—	33,990	(16,293)	32,808
Prepaid expenses and other current assets	2,378	3,507	5,018	14,526	—	25,429
Intercompany balances	—	—	67,075	65,631	(132,706)	—

Total current assets	2,517	157,399	224,349	724,150	(168,124)	940,291
Fixed assets, net	17,602	36,493	28,450	155,562	—	238,107
Intangible assets, net	3,007	46,510	2,233	86,393	—	138,143
Goodwill	—	103,880	8,336	156,373	—	268,589
Other assets	4,457	3,377	559	47,421	—	55,814
Deferred income taxes long-term	11,531	—	1,577	141,554	(31,383)	123,279
Investment in subsidiaries	1,084,745	163,174	—	—	(1,247,919)	—

Total assets	$1,123,859	$510,833	$265,504	$1,311,453	$(1,447,426)	$1,764,223

LIABILITIES AND EQUITY
Current liabilities:
Lines of credit	—	—	—	18,335	—	18,335
Accounts payable	2,510	50,858	37,422	112,233	—	203,023
Accrued liabilities	6,673	12,666	17,422	96,183	—	132,944
Current portion of long-term debt	—	3,000	—	1,628	—	4,628
Income taxes payable	—	—	—	—	—	—
Deferred income taxes	11,998	—	4,295	—	(16,293)	0
Intercompany balances	92,580	40,126	—	—	(132,706)	—

Total current liabilities	113,761	106,650	59,139	228,379	(148,999)	358,930
Long-term debt	400,000	36,542	—	288,181	—	724,723
Deferred income taxes long-term	—	31,383	—	—	(31,383)	0
Other long-term liabilities	—	6,546	4,937	46,465	—	57,948

Total liabilities	513,761	181,121	64,076	563,025	(180,882)	1,141,601
Stockholders’/invested equity:	610,098	329,712	201,428	735,904	(1,267,044)	610,098
Non-controlling interest	—	—	—	12,524	—	12,524

Total liabilities and equity	$1,123,859	$510,833	$265,504	$1,311,453	$(1,447,426)	$1,764,223

Condensed Consolidated Statement of Cash Flows

Condensed Consolidating Statement of Cash Flows

First Half Ended April 30, 2013

In thousands	Quiksilver, Inc.	QS Wholesale, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net (loss)/income	$(63,524)	$(174)	$(17,185)	$712	$17,329	$(62,842)
Adjustments to reconcile net (loss)/income to net cash (used in)/provided by operating activities:
Depreciation and Amortization	1,124	5,921	3,093	14,889	—	25,027
Stock based compensation	11,223	—	—	—	—	11,223
Provision for doubtful accounts	—	325	(1,381)	4,584	—	3,528
Asset impairments	—	1,646	4,677	2,177	—	8,500
Equity in earnings	20,941	(687)	—	1,058	(20,254)	1,058
Non-cash interest expense	785	675	—	378	—	1,838
Deferred income taxes	—	—	—	184	—	184
Other adjustments to reconcile net (loss)/income	126	—	(17)	(377)	—	(268)
Changes in operating assets and liabilities:
Trade accounts receivable	—	(2,670)	57,909	1,346	—	56,585
Inventories	—	(18,169)	(9,045)	2,186	2,925	(22,103)
Other operating assets and liabilities	(582)	4,377	(24,793)	(20,126)	—	(41,124)

Net cash (used in)/provided by operating activities	(29,907)	(8,756)	13,258	7,011	—	(18,394)
Cash flows from investing activities:
Capital expenditures	(3,971)	(3,562)	(4,039)	(17,072)	—	(28,644)

Net cash used in investing activities	(3,971)	(3,562)	(4,039)	(17,072)	—	(28,644)
Cash flows from financing activities:
Borrowings on lines of credit	—	—	—	6,157	—	6,157
Payments on lines of credit	—	—	—	(8,860)	—	(8,860)
Borrowings on long-term debt	—	49,000	—	54,134	—	103,134
Payments on long-term debt	—	(36,200)	—	(9,502)	—	(45,702)
Stock option exercises and employee stock purchases	3,832	—	—	—	—	3,832
Intercompany	29,830	(262)	(8,880)	(20,688)	—	—

Net cash provided by/(used in) financing activities	33,662	12,538	(8,880)	21,241	—	58,561
Effect of exchange rate changes on cash	—	—	—	(5,453)	—	(5,453)

Net (decrease)/increase in cash and cash equivalents	(216)	220	339	5,727	—	6,070
Cash and cash equivalents, beginning of period	324	1,966	(1,831)	41,364	—	41,823

Cash and cash equivalents, end of period	$108	$2,186	$(1,492)	$47,091	$—	$47,893

Condensed Consolidating Statement of Cash Flows

First Half Ended April 30, 2012

In thousands	Quiksilver, Inc.	QS Wholesale, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net (loss)/income	$(27,725)	$8,248	$(3,730)	$31,220	$(33,330)	$(25,317)
Adjustments to reconcile net (loss)/income to net cash (used in)/provided by operating activities:
Depreciation and Amortization	1,138	5,722	3,360	16,905	—	27,125
Stock based compensation	12,400	—	—	—	—	12,400
Provision for doubtful accounts	—	(661)	(755)	1,835	—	419
Asset impairments	—	—	415	—	—	415
Equity in earnings	(16,190)	1,733	—	501	14,457	501
Non-cash interest expense	732	888	—	344	—	1,964
Deferred income taxes	—	—	—	9,295	—	9,295
Other adjustments to reconcile net (loss)/income	(138)	7	5	(586)	—	(712)
Changes in operating assets and liabilities:
Trade accounts receivable	—	(4,562)	30,457	(8,184)	—	17,711
Inventories	—	22,831	(56,531)	(3,695)	18,873	(18,522)
Other operating assets and liabilities	(4,781)	(11,202)	2,513	(29,491)	—	(42,961)

Net cash (used in)/provided by operating activities	(34,564)	23,004	(24,266)	18,144	—	(17,682)
Cash flows from investing activities:
Capital expenditures	(1,559)	(9,084)	(5,010)	(18,676)	—	(34,329)
Business acquisitions, net of cash acquired	—	—	—	(9,117)	—	(9,117)

Net cash used in investing activities	(1,559)	(9,084)	(5,010)	(27,793)	—	(43,446)
Cash flows from financing activities:
Borrowings on lines of credit	—	—	—	8,464	—	8,464
Payments on lines of credit	—	—	—	(12,326)	—	(12,326)
Borrowings on long-term debt	—	62,500	—	29,477	—	91,977
Payments on long-term debt	—	(35,256)	—	(12,100)	—	(47,356)
Stock option exercises and employee stock purchases	779	—	—	—	—	779
Intercompany	35,350	(42,151)	30,865	(24,064)	—	—

Net cash provided by/(used in) financing activities	36,129	(14,907)	30,865	(10,549)	—	41,538
Effect of exchange rate changes on cash	—	—	—	(10,986)	—	(10,986)

Net increase/(decrease) in cash and cash equivalents	6	(987)	1,589	(31,184)	—	(30,576)
Cash and cash equivalents, beginning of period	17	4,972	(3,641)	108,405	—	109,753

Cash and cash equivalents, end of period	$23	$3,985	$(2,052)	$77,221	$—	$79,177

Condensed Consolidating Statement of Cash Flows

Year Ended October 31, 2012

In thousands	Quiksilver, Inc.	QS Wholesale, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net (loss)/income	$(10,756)	$19,636	$31,345	$49,265	$(99,233)	$(9,743)
Adjustments to reconcile net (loss)/income to net cash (used in)/provided by operating activities:
Depreciation and Amortization	2,088	11,314	6,688	33,142	—	53,232
Stock based compensation	22,552		—	—	—	22,552
Provision for doubtful accounts	—	(763)	(879)	6,236	—	4,594
Asset impairments	—	11	5,151	2,072	—	7,234
Equity in earnings	(74,572)	4,674		282	69,898	282
Non-cash interest expense	1,490	1,506	—	689	—	3,685
Deferred income taxes	—	62	412	(9,056)	—	(8,582)
Other adjustments to reconcile net (loss)/income	(443)	(94)	130	(6,092)	—	(6,499)
Changes in operating assets and liabilities:
Trade accounts receivable	—	(7,227)	(22,294)	(23,884)	—	(53,405)
Inventories	—	23,444	(46,078)	(11,679)	29,335	(4,978)
Other operating assets and liabilities	5,918	(9,589)	16,159	(34,399)	—	(21,911)

Net cash (used in)/provided by operating activities	(53,723)	42,974	(9,366)	6,576	—	(13,539)
Cash flows from investing activities:
Proceeds from the sale of properties and equipment	—	43	2	8,153	—	8,198
Capital expenditures	(4,388)	(13,744)	(8,836)	(39,113)	—	(66,081)
Business acquisitions, net of cash acquired	—	—	—	(9,117)	—	(9,117)

Net cash used in investing activities	(4,388)	(13,701)	(8,834)	(40,077)	—	(67,000)
Cash flows from financing activities:
Borrowings on lines of credit	—	—	—	15,139	—	15,139
Payments on lines of credit	—	—	—	(12,641)	—	(12,641)
Borrowings on long-term debt	—	93,500	—	46,535	—	140,035
Payments on long-term debt	—	(70,800)	—	(42,041)	—	(112,841)
Stock option exercises and employee stock purchases	2,241	—	—	—	—	2,241
Transactions with non-controlling interest owners	—	(11,000)	—	—	—	(11,000)
Intercompany	56,177	(43,979)	20,010	(32,208)	—	—

Net cash provided by/(used in) financing activities	58,418	(32,279)	20,010	(25,216)	—	20,933
Effect of exchange rate changes on cash	—	—	—	(8,324)	—	(8,324)

Net increase/(decrease) in cash and cash equivalents	307	(3,006)	1,810	(67,041)	—	(67,930)
Cash and cash equivalents, beginning of period	17	4,972	(3,641)	108,405	—	109,753

Cash and cash equivalents, end of period	$324	$1,966	$(1,831)	$41,364	$—	$41,823

Condensed Consolidating Statement of Cash Flows

Year Ended October 31, 2011

In thousands	Quiksilver, Inc.	QS Wholesale, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net (loss)/income	$(21,258)	$27,524	$13,477	$39,479	$(77,092)	$(17,870)
Adjustments to reconcile net (loss)/income to net cash (used in)/provided by operating activities:
Depreciation and Amortization	1,735	13,191	7,254	33,079	—	55,259
Stock based compensation	14,414	—	—	—	—	14,414
Provision for doubtful accounts	—	225	1,138	7,369	—	8,732
Asset impairments	—	1,778	1,621	82,974	—	86,373
Equity in earnings	(50,224)	(994)	—	(197)	51,060	(355)
Non-cash interest expense	1,387	1,808	—	15,917	—	19,112
Deferred income taxes	—	93	3,610	(31,951)	—	(28,248)
Other adjustments to reconcile net (loss)/income	72	351	130	(6,219)	—	(5,666)
Changes in operating assets and liabilities:
Trade accounts receivable	—	(8,811)	(13,295)	(11,879)	—	(33,985)
Inventories	—	(49,448)	3,429	(50,719)	26,032	(70,706)
Other operating assets and liabilities	(17,134)	5,146	8,803	30,274	—	27,089

Net cash (used in)/provided by operating activities	(71,008)	(9,137)	26,167	108,127	—	54,149
Cash flows from investing activities:
Proceeds from the sale of properties and equipment	—	5	10	12,531	—	12,546
Capital expenditures	(12,570)	(21,726)	(12,898)	(42,396)	—	(89,590)
Business acquisitions, net of cash acquired	—	—	(528)	(5,050)	—	(5,578)

Net cash used in investing activities	(12,570)	(21,721)	(13,416)	(34,915)	—	(82,622)
Cash flows from financing activities:
Borrowings on lines of credit	—	—	—	30,070	—	30,070
Payments on lines of credit	—	—	—	(35,303)	—	(35,303)
Borrowings on long-term debt	—	44,500	—	270,830	—	315,330
Payments on long-term debt	—	(25,524)	—	(259,152)	—	(284,676)
Payments of debt issuance costs	—	—	—	(6,391)	—	(6,391)
Stock option exercises and employee stock purchases	4,129	—	—	—	—	4,129
Intercompany	79,302	(21,853)	(16,857)	(40,592)	—	—

Net cash provided by/(used in) financing activities	83,431	(2,877)	(16,857)	(40,538)	—	23,159
Effect of exchange rate changes on cash	—	—	—	(5,526)	—	(5,526)

Net (decrease)/increase in cash and cash equivalents	(147)	(33,735)	(4,106)	27,148	—	(10,840)
Cash and cash equivalents, beginning of period	164	38,707	465	81,257	—	120,593

Cash and cash equivalents, end of period	$17	$4,972	$(3,641)	$108,405	$—	$109,753

Condensed Consolidating Statement of Cash Flows

Year Ended October 31, 2010

In thousands	Quiksilver, Inc.	QS Wholesale, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net (loss)/income	$(9,684)	$(31,262)	$26,060	$90,314	$(81,698)	$(6,270)
Adjustments to reconcile net (loss)/income to net cash (used in)/provided by operating activities:
Income from discontinued operations	—	—	(1,485)	(345)	—	(1,830)
Depreciation and Amortization	1,519	12,134	9,360	30,848	—	53,861
Stock based compensation	12,831	—	—	—	—	12,831
Provision for doubtful accounts	—	2,982	1,378	10,947	—	15,307
Equity in earnings	(50,399)	(1,482)	—	(524)	51,881	(524)
Asset impairments	—	667	6,918	4,072	—	11,657
Non-Cash interest expense	1,292	42,740	—	12,663	—	56,695
Deferred taxes	—	(2,203)	(3,449)	13,681	—	8,029
Other adjustments to reconcile net (loss)/income	(195)	(1,225)	(230)	(1,892)	—	(3,542)
Changes in operating assets and liabilities:
Trade accounts receivable	—	10,464	5,271	24,111	—	39,846
Inventories	—	(27,021)	(6,258)	7,967	29,817	4,505
Other operating assets and liabilities	8,350	7,975	8,368	(15,561)	—	9,132

Cash (used in)/provided by operating activities of continuing operations	(36,286)	13,769	45,933	176,281	—	199,697
Cash provided by operating activities of discontinued operations	—	—	1,507	2,278	—	3,785

Net cash (used in)/provided by operating activities	(36,286)	13,769	47,440	178,559	—	203,482
Cash flows from investing activities:
Proceeds from the sale of properties and equipment	34	4,500	19	109	—	4,662
Capital expenditures	(4,194)	(6,901)	(3,829)	(32,873)	—	(47,797)
Changes in restricted cash	—	—	—	52,706	—	52,706

Net cash (used in)/provided by investing activities	(4,160)	(2,401)	(3,810)	19,942	—	9,571
Cash flows from financing activities:
Borrowings on lines of credit	—	—	—	16,581	—	16,581
Payments on lines of credit	—	—	—	(27,021)	—	(27,021)
Borrowings on long-term debt	—	42,735	—	16,618	—	59,353
Payments on long-term debt	—	(51,489)	—	(169,077)	—	(220,566)
Payments of debt and equity issuance costs	(7,750)	—	—	(1,823)	—	(9,573)
Proceeds from stock option exercises	3,639	—	—	—	—	3,639
Transactions with non-controlling interest owners	—	(1,542)	—	(3,632)	—	(5,174)
Intercompany	44,400	36,553	(43,218)	(37,735)	—	—

Net cash provided by/(used in) financing activities	40,289	26,257	(43,218)	(206,089)	—	(182,761)
Effect of exchange rate changes on cash	—	—	—	(9,215)	—	(9,215)

Net (decrease)/increase in cash and cash equivalents	(157)	37,625	412	(16,803)	—	21,077
Cash and cash equivalents, beginning of period	321	1,082	53	98,060	—	99,516

Cash and cash equivalents, end of period	$164	$38,707	$465	$81,257	$—	$120,593